Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill [Abstract]
Schedule of Goodwill
	January 1, 2018		Additions	Disposals	December 31, 2018

Cost	Ps.	348,441	-	-	348,441

	December 31, 2018		Additions	Disposals	December 31, 2019

Cost	Ps.	348,441	-	-	348,441

Schedule of values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from both internal and external sources
In percent	2019	2018
Discount rate	12.4	15.7
Terminal Value Growth Rate	3.0	3.0
Budgeted EBITDA Growth Rate	14.0	14.8